THE RODNEY SQUARE STRATEGIC FIX-INCOME FUND
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PRESIDENT'S MESSAGE
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DEAR SHAREHOLDER:

      The management of The Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the six-month period ended April 30, 1997.

PERFORMANCE REVIEW*

     The Diversified Income Portfolio had a total return of 1.48% for the six months ended April 30, 1997. This return consisted of a modest decrease in net asset value per share from $12.95 on October 31, 1996 to $12.76 at the end of April, plus dividends per share of $0.38. The Portfolio's performance trailed the reported return of 1.75% for the Lehman Intermediate Government Corporate Index over this six month period. Wilmington Trust Company, the Portfolio's adviser (the "Adviser") has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.65% of average daily net assets.

      The Municipal Income Portfolio had a total return of 1.88% for the six months ended April 30, 1997. This return consisted of a decrease in net asset value per share from $12.46 on October 31, 1996 to $12.42 at the end of April plus dividends per share of $0.27. The Portfolio's performance exceeded the reported return of 1.49% for the Merrill Lynch Intermediate Municipal Index. The Portfolio's expenses continue to be limited to 0.75% of average daily net assets.

ECONOMIC ENVIRONMENT

      The past six months have seen interest rates trend higher, resulting in the modest diminution of principal value for both portfolios. During most of October 1996, the interest rate picture was positive as yield levels on 5 Year Treasuries moved down from 6.07% to a low of 5.84%. However, shortly after reaching these low levels, the market was confronted with Federal Reserve Board (the "Fed") Chairman Alan Greenspan's well documented characterization of the financial markets as "irrationally exuberant". This caused an initial sell off in the bond market as concerns began to develop that the Fed would be looking to raise rates. At Mr. Greenspan's semiannual Humphrey Hawkins testimony, he again reiterated his concerns regarding the strength of the economy and warned of the possible need for a "preemptive strike" against inflationary pressures. These warnings of an imminent rate hike became reality when the Federal Open Market Committee ("FOMC") raised rates at their March 25th meeting. The 5 Year U. S. Treasury reached a high yield of 6.86% in the aftermath of the FOMC decision. The market did perform better during the last month of the reporting period as the Employment Cost Index for the first quarter of 1997 was released in late April and showed employment costs to be well under control. Given the recent tight labor markets, this news was especially welcomed by the market and yields fell 30 basis points from their highs by the end of April.
-------------------
*PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.
 AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD
 OR ANY OTHER AGENCY. TOTAL RETURNS SHOWN FOR THE PORTFOLIOS DO NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE PORTFOLIOS' EXPENSES. SEE FINNANCIAL HIGHLIGHTS PAGES 13 AND 14.

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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
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PRESIDENT'S MESSAGE - CONTINUED
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MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE DIVERSIFIED INCOME PORTFOLIO


      The Diversified Income Portfolio is designed to give shareholders broad exposure to the dynamics of the intermediate term bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

      During most of the period when rates were moving higher, the portfolio's interest rate sensitivity was reduced in order to preserve principal value. The duration exposure of the portfolio was kept below that of the Lehman Intermediate Government Corporate Index and thus aided performance relative to this index.

     Steps were also taken to enhance the yield levels on the portfolio as the weighting in corporate notes was raised to 40%. This had little impact on recent performance as the higher yields were offset by a general widening in spread levels versus the Treasury market. The widening in spreads was triggered by concerns regarding the impact that higher rates may have on corporate earnings and financial strength. However, we view this concern as transitory and believe that the strong corporate weighting should prove helpful over the longer term.

THE MUNICIPAL INCOME PORTFOLIO

      The Municipal Income Portfolio is an intermediate, high quality fund designed to produce a high level of income which is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

      The municipal market generally outperformed the taxable fixed income markets as strong demand for tax-exempt securities kept rate spreads very tight. Unusually light new issuance of municipal debt, particularly at the end of calendar 1996, added to the performance of tax-exempts. Ten year general obligation municipals yielded 75.4% of comparable U. S. Treasuries at the end of April, more expensive relative to the 77.3% ratio at the outset of the semi-annual reporting period.

      Our defensive posture helped the Portfolio with its performance during this period of rising rates (albeit rising slower than Treasury rates). Also aiding the performance was the relatively high average coupon in the Portfolio. High coupons generate higher payment flows and help to insulate a bond's price movement.

      We invite your comments and questions and we thank you for your investment in The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely,

                                             /s/ Martin L. Klopping

                                             Martin L. Klopping
                                             President
June 16, 1997

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THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
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INVESTMENTS / APRIL 30, 1997(UNAUDITED)
(Showing Percentage of Total Value of Net Assets)
-----------------------------------------------------------------------------

                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------
CORPORATE NOTES - 40.5%
BANKS - 1.0%
 Bank of Montreal,7.80%,04/01/07...........   A1/A+  $  300,000  $   309,000
                                                                 -----------
ELECTRIC UTILITIES - 6.5%
 Alabama Power Co., 7.00%,
   01/01/03, Callable 01/01/98 @ 101.64....   A1/A+   1,000,000      993,750
 Duke Power Co., 8.00%, 11/01/99...........  Aa2/AA-  1,000,000    1,028,750
                                                                 -----------
                                                                   2,022,500
                                                                 -----------
FINANCIAL - 27.2%
 American Express Credit Corp., 8.50%,
   06/15/99................................   Aa3/A+    350,000      363,125
 Associates Corp. N.A., 6.75%, 08/01/01....  Aa3/AA-    500,000      496,644
 Associates Corp. N.A., 8.55%, 07/15/09....  Aa3/AA-    300,000      329,887
 BankAmerica Corp., 6.75%, 09/15/05........   A3/A-     250,000      241,250
 Bear Stearns Co., 5.75%, 02/15/01 ........    A2/A     500,000      481,875
 Beneficial Corp., 8.17%, 11/09/99 ........    A2/A     700,000      723,883
 Dean Witter Discover, 6.75%, 08/15/00.....    A2/A     400,000      399,888
 Ford Capital B.V., 9.375%, 01/01/98.......    A2/A     300,000      306,620
 General Motors Acceptance Corp., 6.70%,
   07/02/99................................   A3/A-     650,000      650,830
 Heller Financial Corp., 7.875%, 11/01/99    A2/BBB+    800,000      821,000
 International Lease Finance, 6.125%,
   11/01/99................................   A2/A+     400,000      395,000
 Lehman Brothers, Inc., 7.625%, 08/01/98...    A3/A     600,000      608,460
 Mellon Bank N.A., 7.625%, 09/15/07........    A2/A     500,000      508,750
 Merrill Lynch & Co., Inc., 7.05%, 04/15/03   A1/A+     100,000       99,250
 Morgan Stanley Group, 6.375%, 01/18/00....   A1/A+     600,000      594,750
 Norwest Financial Inc., 6.37%, 11/15/01...  Aa3/AA-    500,000      490,000
 Santander Financial Issuances Ltd., 7.875%,
   04/15/05................................   A1/A+     300,000      309,000
 Union Bank of Switzerland, NY, 7.25%,
   07/15/06................................  Aa1/AA+    350,000      349,125
 USL Capital Corp., 5.79%, 01/23/01........   A1/A+     300,000      288,000
                                                                 -----------
                                                                   8,457,337
                                                                 -----------
MANUFACTURING - 2.2%
 Eaton Corp., 8.00%, 08/15/06..............    A2/A     650,000      683,313
                                                                 -----------
OIL, GAS & PETROLEUM - 1.7%
 British Petroleum of North America, Inc.,
   8.875%, 12/01/97........................   A1/AA-    200,000      203,284
 Societe Nationale Elf Aquitaine, 8.00%,
   10/15/01................................   Aa3/AA    300,000      312,375
                                                                 -----------
                                                                     515,659
                                                                 -----------
TELEPHONE & COMMUNICATIONS - 1.9%
 GTE Southwest, 6.54%, 12/01/05............   A2/A+     600,000      576,618
                                                                 -----------
     TOTAL CORPORATE NOTES (COST $12,588,788)..................   12,564,427
                                                                 -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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INVESTMENTS (UNAUDITED) - CONTINUED
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                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------

U.S. TREASURY OBLIGATIONS **- 26.1%
U.S. TREASURY BONDS - 2.7%
 U.S. Treasury Bonds, 11.75%, 02/15/10.....   NR/NR  $  650,000  $   841,991
                                                                 -----------
U.S. TREASURY NOTES - 23.4%
 U.S. Treasury Notes, 6.125%, 05/15/98.....   NR/NR     400,000      400,560
 U.S. Treasury Notes, 6.375%, 01/15/99.....   NR/NR   1,200,000    1,204,164
 U.S. Treasury Notes, 6.25%, 03/31/99......   NR/NR     900,000      899,437
 U.S. Treasury Notes, 6.00%, 08/15/99......   NR/NR   1,000,000      993,160
 U.S. Treasury Notes, 6.00%, 10/15/99......   NR/NR     250,000      248,252
 U.S. Treasury Notes, 6.375%,01/15/00......   NR/NR   1,400,000    1,401,022
 U.S. Treasury Notes, 6.75%, 04/30/00......   NR/NR     400,000      403,220
 U.S. Treasury Notes, 6.25%, 05/31/00......   NR/NR     300,000      298,407
 U.S. Treasury Notes, 8.75%, 08/15/00......   NR/NR     150,000      160,006
 U.S. Treasury Notes, 6.625%, 03/31/02.....   NR/NR     150,000      150,235
 U.S. Treasury Notes, 7.25%, 05/15/04......   NR/NR     800,000      826,105
 U.S. Treasury Notes, 7.25%, 08/15/04......   NR/NR     300,000      309,678
                                                                 -----------
                                                                   7,294,246
                                                                 -----------
     TOTAL U.S. TREASURY OBLIGATIONS (COST $8,167,070).........    8,136,237
                                                                 -----------
MORTGAGE-BACKED SECURITIES - 11.4%
 Advanta Mtge. Loan Trust, Ser. 1996-1
   Class A6, 6.73%, 08/25/23...............  Aaa/AAA    300,000      286,444
 Contimortgage Home Equity Loan Trust,
   Ser. 1996-1 Class A6, 6.69%, 01/15/16...  Aaa/AAA    299,998      287,521
 Federal National Mtge. Assoc., Ser.
   1996-4 Class VC, 6.50%, 07/25/02........   Aaa/NR    254,083      251,779
 Federal National Mtge. Assoc., Ser.
   G37 Class G, 7.50%, 12/25/19............   Aaa/NR    300,000      302,655
 Federal National Mtge. Assoc., Ser.
   1995W1 Class A6, 8.10%, 04/25/25 .......   Aaa/NR    500,000      510,393
 GE Cap. Mtge. Services, Inc., Ser.
   1996HE2 Class A5, 7.94%, 06/25/14.......   Aaa/NR    600,000      607,480
 Green Tree Financial Corp., Ser.
   1995-2 Class A6, 8.30%, 05/15/26........  Aaa/AAA    325,000      343,856
 The Money Store Home Equity Trust,
   Ser. 1992-D2 Class A3, 7.55%, 01/15/18..  Aaa/AAA    366,502      369,157
 The Money Store Home Equity Trust, Ser.
   1996D Class A5, 6.67%, 03/15/18.........  Aaa/AAA    400,000      393,311
 The Money Store Home Equity Trust, Ser.
   1996B Class A8, 7.91%, 05/15/24.........  Aaa/AAA    200,000      203,235
                                                                 -----------
     TOTAL MORTGAGE-BACKED SECURITIES (COST $3,581,875)........    3,555,831
                                                                 -----------
ASSET-BACKED SECURITIES - 8.1%
 AFC Home Equity Loan Trust, Ser. 1996-2
   Class 1A4, 7.74%, 09/25/27..............  Aaa/AAA    799,831      810,602
 Green Tree Financial Corp., Ser. 1996-5
   Class A4, 7.15%, 07/15/27...............  Aaa/AAA    750,000      751,775

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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INVESTMENTS (UNAUDITED) - CONTINUED
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                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------

 MBNA Master Credit Card Trust, Ser. 1995-F
   Class A, 6.60%, 01/15/03................  Aaa/AAA   $300,000    $ 300,108
 Residential Asset Securities Corp., Ser.
   1995-KS3, 8.00%, 10/25/24...............  Aaa/AAA    400,000      402,660
 Resolution Trust Corp., Ser. 1994-C2
   Class B, 8.00%, 04/25/25................   NR/AA     250,000      252,247
                                                                 -----------
     TOTAL ASSET-BACKED SECURITIES (COST $2,525,347)...........    2,517,392
                                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
FEDERAL HOME LOAN BANKS NOTES - 1.5%
 Federal Home Loan Banks Notes, 7.50%,
   09/30/03,Callable 09/30/98 @ 100........   Aaa/NR    475,000      475,182
                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES - 1.6%
 Federal Home Loan Mtge. Corp. Notes, 7.05%,
   05/15/02................................   Aaa/NR    500,000      498,095
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES - 4.8%
 Federal National Mtge. Assoc. Notes,
   7.50%, 08/25/05.........................   Aaa/NR    300,000      299,025
 Federal National Mtge. Assoc. Notes,
   6.71%, 02/13/06.........................   Aaa/NR    300,000      290,133
 Federal National Mtge. Assoc. Notes,
   7.58%, 06/02/06.........................	  Aaa/NR    400,000      402,095
 Federal National Mtge. Assoc. Notes,
   7.94%, 09/13/06.........................   Aaa/NR    500,000      508,509
                                                                 -----------
                                                                   1,499,762
                                                                 -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (COST $2,462,679).......................................    2,473,039
                                                                 -----------
TIME DEPOSITS - 6.4%
 Deutsche Bank, Grand Cayman Branch, 5.65%,
   05/01/97 (COST $1,995,210).......................  1,995,210    1,995,210
                                                                 -----------
TOTAL INVESTMENTS (COST $31,320,969)+ - 100.4% ................  $31,242,136

OTHER ASSETS AND LIABILITIES, NET - (0.4)%.....................     (116,019)
                                                                 -----------
NET ASSETS - 100.0%............................................  $31,126,117
                                                                 ===========

* ALTHOUGH CERTAIN SECURITIES ARE NOT RATED(NR) BY EITHER MOODY'S OR S&P,
  THEY HAVE BEEN DETERMINED TO BE OF COMPARABLE QUALITY TO INVESTMENT GRADE SECURITIES BY THE PORTFOLIO ADVISER.
+ THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $31,325,146.  AT APRIL 30, 1997,
  NET UNREALIZED DEPRECIATION WAS $83,010. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF MARKET VALUE OVER TAX COST $186,414 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST
  OVER MARKET VALUE OF $269,424.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND/MUNICIPAL INCOME PORTFOLIO
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INVESTMENTS / APRIL 30, 1997 (UNAUDITED)
(Showing Percentage of Total Value of Net Assets)
-----------------------------------------------------------------------------

                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------

MUNICIPAL BONDS - 97.0%
ALASKA - 5.7%
 Alaska Municipal Bond Bank Auth. Ref.
   Rev. Bonds, Ser. 1993C, 4.90%, 10/01/03.    A/A    $400,000   $   394,500
 Seward, AK Rev. Bonds (Alaska Sealife
   Center Ser. Proj.), 1996, 6.50%,
   10/01/01................................   NR/NR    560,000       562,100
                                                                 -----------
                                                                     956,600
                                                                 -----------
CALIFORNIA - 11.5%
 California State Veterans Bonds, Ser. AY,
   6.90%, 04/01/01.........................   Aa/AA    250,000       252,320
 California State Veterans Bonds, Ser. 1989,
   7.00%, 04/01/03.........................   Aa/AA    500,000       504,635
 Los Angeles County, CA Public Works Fin.
   Auth.Rev. Bonds (LA County Park & Open
   Space Dist.),Ser. 1994A, 5.63%,
   10/01/03................................   Aa/AA    500,000       519,375
 Los Angeles, CA Dept. of Water and Power
   Electric Plant Rev. Bonds, 5.75%,
   11/15/02 ...............................   Aa/AA    300,000       312,375
 Redevelopment Agency of San Francisco, CA
   Multi-Family Housing Ref. Rev. Bonds
   (GNMA South Beach Proj.), Ser. 1994,
   4.75%, 09/01/02.........................   Aaa/NR   345,000       339,394
                                                                 -----------
                                                                   1,928,099
                                                                 -----------
COLORADO - 3.1%
 Aurora, CO Cert. of Participation Lease Ref.
   Rev.Bonds, 5.85%, 12/01/02..............    A/A     500,000       514,375
                                                                 -----------
DELAWARE - 23.2%
 Bethany Beach, DE, 9.75%, 11/01/07........  Aaa/AAA   160,000       215,800
 Bethany Beach, DE, 9.75%, 11/01/08........  Aaa/AAA   180,000       248,175
 Delaware State Economic Dev. Auth.
   Osteopathic Hosp. Assoc., 6.00%,
   01/01/03................................   Aaa/NR   500,000       516,250
 Delaware State Economic Dev. Auth. Rev.
   Bonds(Delmarva Power & Light), 7.30%,
   09/01/15................................  Aaa/AAA   100,000       107,500
 Delaware State Housing Auth. Multi-Family
   Mtge. Ref. Rev. Bonds, 6.30%, 07/01/98..   A1/A+    100,000       100,375
 Delaware State Housing Auth. Sr. Home Mtge.
   Rev. Bonds, Ser. 1991, Subser. B-1, 6.10%,
   06/01/99................................   Aa3/NR    45,000        45,012
 Delaware State Housing Auth. Sr. Home Mtge.
   Rev. Bonds, Ser. A, 7.00%, 06/01/00.....   Aa/NR     30,000        30,225
 Delaware State Housing Auth. Sr. Home Mtge.
   Rev. Bonds, Subser. 1991, 6.40%,
   12/01/02................................   A1/NR     40,000        40,950
 Delaware State Housing Auth. Multi-Family
   Mtge. Rev. Bonds, Ser. 1992D, 6.35%,
   07/01/03................................   A1/NR    100,000       102,625

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------

 Delaware State Housing Auth. Single Family
   Mtge. Rev. Bonds, Ser. 1993, Subser. A,
   5.05%, 07/01/05.........................  Aaa/AAA  $315,000   $   307,519
 Delaware State Housing Auth. Single Family
   Mtge. Rev. Bonds, Ser. 1993, Subser. A1,
   5.15%, 01/01/06 ........................  Aaa/AAA   180,000       176,625
 Delaware State Housing Auth. Multi-Family
   Mtge. Ref. Rev. Bonds, Ser. C, 7.25%,
   01/01/07................................    A1/A    225,000       235,969
 Delaware State Solid Waste Auth. Sys. Rev.
   Bonds, 5.80%, 07/01/01 .................    A/A     500,000       515,000
 Delaware Trans. Auth. Trans. Sys. Sr. Lien
   Rev. Bonds, 6.75%, 07/01/98.............   A1/AA-   115,000       118,163
 Delaware Trans. Auth. Trans. Sys. Sr. Lien
   Rev. Bonds, 5.88%, 07/01/00.............   A1/AA-   350,000       362,250
 Delaware Trans. Auth. Trans. Sys. Jr.
   Lien Rev. Bonds, 5.00%, 07/01/06........  Aaa/AAA   500,000       493,125
 Delaware Trans. Auth. Trans. Sys. Jr. Lien
   Rev. Bonds, 7.75%, 07/01/08, Prerefunded
   07/01/98 @ 101.50.......................  Aaa/AAA   250,000       263,750
                                                                 -----------
                                                                   3,879,313
                                                                 -----------
HAWAII - 4.5%
 Hawaii State Gen. Oblig. Rev. Bonds, Ser.
   BW, 6.20%, 03/01/05.....................   Aa/AA    700,000       750,750
                                                                 -----------
MISSISSIPPI - 2.4%
 Medical Center Educ. Bldg. Corp., (Univ.
   of Mississippi Medical Center Proj.),
   Ser. 1993, 5.40%, 12/01/05..............   NR/A-    400,000       394,500
                                                                 -----------
NEW JERSEY - 3.1%
 New Jersey Econ. Dev. Auth. School Rev.
   Bonds (Blair Academy 1995 Proj.), Ser.
   B, 6.00%, 09/01/07......................    A/NR    500,000       513,125
                                                                 -----------
NORTH CAROLINA - 2.3%
 North Carolina Educ. Fac. Fin. Agency Rev.
   Bonds, 4.70%, 10/01/08..................  Aa1/AA+   400,000       381,500
                                                                 -----------
PENNSYLVANIA - 16.9%
 Lancaster County, PA Solid Waste Auth. Rev.
   Bonds, Ser. A, 6.15%, 12/15/98...........  A/BBB    100,000       100,750
 Lancaster County, PA Solid Waste Auth. Rev.
   Bonds, 7.75%, 12/15/04...................  A/BBB    225,000       235,406
 Pennsylvania Infrastructure Investment Auth
   Rev. Bonds, 6.00%, 09/01/06.............. Aaa/AAA   330,000       352,687
 Pennsylvania State Higher Educ. Fac. Auth.
   College & Univ. Rev. Bonds (Philadelphia
   College of Osteopathic Medicine), Ser.
   1993, 5.25%, 12/01/07....................  NR/AAA   150,000       149,250
 Pennsylvania State Ref. Rev. First, Ser.,
   5.30%, 05/01/06 .........................  A1/AA-   500,000       505,625
 Philadelphia Parking Auth. Rev. Bonds, Ser.
   1997, 5.50%, 09/01/03.................... Aaa/AAA   500,000       515,000
 Philadelphia, PA Redev. Auth. Home Imp. Loan
   Rev. Bonds, 7.38%, 06/01/03..............   A/A      40,000        40,450

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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                                            MOODY'S/S&P  PRINCIPAL    VALUE
											  RATING*     AMOUNT     (NOTE 2)
											-----------  ---------  ---------
 York County, PA Ind. Auth. Personal Care
   Fac., 9.50%, 10/01/19...................   NR/NR   $335,000   $   405,769
 York County, PA Solid Waste Refuse Auth.
   Ind. Dev. Rev. Bonds (Resource Recovery
   Proj.), Ser. 1985, 8.20%, 12/01/14......   A/AA-    500,000       524,315
                                                                 -----------
                                                                   2,829,252
                                                                 -----------
TEXAS - 1.8%
 Austin, TX Gen. Oblig. Rev. Bonds, 4.75%,
   09/01/09................................   Aa/AA    315,000       295,706
                                                                 -----------
UTAH - 3.1%
 Salt Lake City, UT Municipal Bldg. Auth.
   Lease Rev. Bonds, Ser. 1994A, 5.65%,
   10/01/03................................  Aaa/AAA   500,000       516,250
                                                                 -----------
VERMONT - 5.0%
 Vermont Municipal Bond Bank Rev. Bonds,
   Ser. 2, 6.00%, 12/01/05.................  Aaa/AAA   790,000       843,325
                                                                 -----------
VIRGINIA - 4.6%
 Virginia Educ. Loan Auth. Rev. Bonds
   (Student Loan Prog.), Sr. Ser. 1994B,
   5.15%, 03/01/04.........................   Aaa/NR   260,000       260,000
 Virginia State Housing Dev. Auth.
   Commonwealth Mtge. Rev. Bonds, Ser.
   1992C Subser. C8, 5.80%, 07/01/04.......   Aa/AA+   500,000       513,125
                                                                 -----------
                                                                     773,125
                                                                 -----------
WASHINGTON - 5.1%
 Clark County, WA Public Utility Dist.
   No. 1 Generating Sys. Rev. Bonds, 6.00%,
   01/01/06...............................   Aaa/AAA   350,000       368,812
 Washington State Public Power Supply Sys.
   Ref. Rev. Bonds (Nuclear Proj. No. 3),
   Ser. 1993C, 5.10%, 07/01/07............    Aa/AA    500,000       486,250
                                                                 -----------
                                                                     855,062
                                                                 -----------
WEST VIRGINIA - 1.8%
 Oak Hill, WV Ind. Dev. Ref. Rev. Bonds
   (Fayette Plaza Proj.), Ser. 1991A, 4.95%,
   10/01/09...............................   NR/AA-   300,000       301,500
                                                                 -----------
WISCONSIN - 2.9%
 Appleton, WI Area School Dist., 5.00%,
   04/01/11...............................    Aa/NR    505,000       481,013
                                                                 -----------
     TOTAL MUNICIPAL BONDS (COST $16,144,215).................    16,213,495
                                                                 -----------
TAX-EXEMPT MUTUAL FUND - 2.1%
 PNC Municipal Cash Tax-Exempt Money Market
   Fund (COST $360,365)..............................  360,365       360,365
                                                                 -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND/MUNICIPAL INCOME PORTFOLIO
-----------------------------------------------------------------------------
 INVESTMENTS / APRIL 30, 1997 (UNAUDITED) - CONTINUED
-----------------------------------------------------------------------------

                                                                      VALUE
											                         (NOTE 2)
											                        ---------

TOTAL INVESTMENTS (COST $16,504,580)+ - 99.1%..................  $16,573,860
OTHER ASSETS AND LIABILITIES, NET - 0.9%.......................      143,045
                                                                 -----------
NET ASSETS - 100.0%............................................  $16,716,905
                                                                 ===========

* ALTHOUGH CERTAIN SECURITIES ARE NOT RATED(NR) BY EITHER MOODY'S OR S&P, THEY HAVE BEEN DETERMINED TO BE OF COMPARABLE QUALITY TO INVESTMENT GRADE SECURITIES BY THE PORTFOLIO ADVISER.
+ THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $69,280. THIS CONSISTED OF
  AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF MARKET VALUE OVER TAX COST $135,575 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OVER MARKET VALUE OF $66,295.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 FINANCIAL STATEMENTS
-----------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1997 (Unaudited)
                        						DIVERSIFIED    	  MUNICIPAL
                                                  INCOME            INCOME
                                                 PORTFOLIO        PORTFOLIO
                                                -----------      ------------
ASSETS:
Investments in securities, at market
   (identified cost $31,320,969 and
   $16,504,580, respectively) (Note 2).......     $31,242,136    $16,573,860
Receivable for Fund shares sold..............           3,981         25,000
Interest receivable..........................         493,576        252,732
Deferred organization costs (Note 2).........            -            25,100
Other assets.................................             679            348
                                                  -----------    -----------
   Total assets..............................      31,740,372     16,877,040

LIABILITIES:
Dividends payable............................         155,519         62,658
Payable for investment securities purchased..         403,375           -
Payable for Fund shares redeemed.............          28,461         93,591
Due to Adviser (Note 4)......................             471           -
Other accrued expenses (Note 4)..............          26,429          3,886
                                                  -----------    -----------
   Total liabilities.........................         614,255        160,135
                                                  -----------    -----------
NET ASSETS, at market value ................      $31,126,117    $16,716,905

NET ASSETS CONSIST OF:
Shares of beneficial interest...............      $    24,387    $    13,459
Additional paid-in capital..................       31,352,552     16,709,400
Net unrealized appreciation (depreciation)
   of investments...........................          (78,833)        69,280
Accumulated net realized loss...............         (171,989)       (75,234)
                                                  -----------    -----------

NET ASSETS, for 2,438,679 and 1,345,862
   shares outstanding, respectively.........      $31,126,117    $16,716,905
                                                  ===========    ===========

NET ASSET VALUE and redemption price per
   share ($31,126,117 / 2,438,679 and
   $16,716,905 / 1,345,862 outstanding shares
   of beneficial interest, $0.01 par value,
   respectively) ...........................         $  12.76       $  12.42
                                                     ========       ========

Maximum offering price per share (100/96.50 of
   $12.76 and 100/96.50 of $12.42,
   respectively)............................         $  13.22       $  12.87
                                                     ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 FINANCIAL STATEMENTS - CONTINUED
-----------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended April 30, 1997 (Unaudited)

                                                  DIVERSIFIED    MUNICIPAL
                                                    INCOME        INCOME
                                                   PORTFOLIO     PORTFOLIO
												  -----------    ----------

INTEREST INCOME..............................     $1,036,681     $  433,374
                                                  ----------     ----------

EXPENSES:
   Advisory fee (Note 4).....................         78,606         42,005
   Administration fee (Note 4)...............         12,577          6,721
   Accounting fee (Note 4)...................         24,795         24,795
   Distribution expenses (Note 4)............         14,481         10,318
   Trustees' fees and expenses (Note 4)......          2,789          2,789
   Amortization of organizational expenses
     (Note 2)................................           -             8,954
   Registration fees.........................          8,506          8,303
   Reports to shareholders...................          7,523          4,385
   Legal.....................................          7,548          4,614
   Audit.....................................         13,155          6,681
   Other.....................................          5,168          3,312
                                                  -----------    ----------

        Total expenses before fee waiver.....        175,148        122,877
        Advisory fee waived (Note 4).........        (72,961)       (42,005)
        Administration fee waived (Note 4)...           -            (6,721)
        Accounting fee waived (Note 4).......           -           (11,143)
                                                  -----------    -----------

          Total expenses, net................        102,187         63,008
                                                  -----------    -----------

   Net investment income.....................        934,494        370,366
                                                  -----------    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

   Net realized loss on investment
     transactions ............................       (72,534)        (3,420)
   Net unrealized depreciation of investments
     during the period.......................       (390,935)       (47,570)
	                                               ----------    ----------

   Net loss on investments...................       (463,469)       (50,990)
                                                   ----------    ----------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS................................     $  471,025     $  319,376
                                                  ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 FINANCIAL STATEMENTS - CONTINUED
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 DIVERSIFIED     MUNICIPAL
                                                   INCOME         INCOME
                                                  PORTFOLIO      PORTFOLIO
												 -----------     ----------

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1997
  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income......................    $   934,494    $   370,366
   Net realized loss on investment
     transactions.............................        (72,534)        (3,420)
   Net unrealized depreciation of investments
     during the period........................       (390,935)       (47,570)
                                                  -----------    -----------

   Net increase in net assets resulting from
     operations...............................        471,025        319,376
                                                  -----------    -----------
Distributions to shareholders from:
   Net investment income ($0.38 and $0.27 per
     share, respectively)....................        (934,494)      (370,366)
	                                              -----------    -----------

Increase (decrease) in net assets from Fund share
   transactions (Note 5).....................        (187,485)       149,303
                                                  -----------    -----------

   Total increase (decrease) in net assets...        (650,954)        98,313

NET ASSETS:
   Beginning of period.......................      31,777,071     16,618,592
                                                  -----------    -----------
   End of period.............................     $31,126,117    $16,716,905
                                                  ===========    ===========

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income......................    $ 1,993,892    $   739,446
   Net realized gain (loss) on investment
     transactions.............................        338,775        (20,412)
   Net unrealized depreciation of investments
     during the year..........................       (746,222)       (24,225)
                                                  -----------    -----------
   Net increase in net assets resulting from
     operations...............................      1,586,445        694,809
                                                  -----------    -----------

Distributions to shareholders from:
   Net investment income ($0.78 and $0.55 per
     share, respectively).....................     (1,993,892)      (739,446)
                                                  -----------    -----------

Increase (decrease) in net assets from Fund share
   transactions (Note 5)......................        (29,412)        92,949
                                                  -----------    -----------

   Total increase (decrease) in net assets           (436,859)        48,312

NET ASSETS:
   Beginning of year...........................    32,213,930     16,570,280
                                                  -----------    -----------
   End of year.................................   $31,777,071    $16,618,592
                                                  ===========    ===========

	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                     FOR THE SIX-MONTH
                                        PERIOD ENDED               FOR  THE FISCAL
                                        APRIL 30,                YEARS ENDED OCTOBER 31,
                                         1997+      1996      1995      1994      1993      1992
                                       -------    -------   -------   -------   -------   -------
DIVERSIFIED INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF PERIOD   $ 12.95   $ 13.08   $ 12.42   $ 13.48   $ 13.20   $ 12.86
                                        -------   -------   -------   -------   -------   -------

INVESTMENT OPERATIONS:
  Net investment income..............      0.38      0.78      0.83      0.71      0.76      0.83
  Net realized and unrealized gain
    (loss) on investments............     (0.19)    (0.13)     0.66     (1.02)     0.39      0.37
                                        -------    ------   -------   -------   -------   --------

Total from investment operations.....      0.19      0.65      1.49     (0.31)     1.15      1.20
                                        -------    ------   -------   -------   -------   --------

DISTRIBUTIONS:
  From net investment income.........     (0.38)    (0.78)    (0.83)    (0.71)    (0.76)    (0.83)
  From net realized gain on
  investments........................       -         -         -       (0.04)    (0.11)    (0.03)
                                        -------    ------   -------   -------   -------   --------

       Total distributions...........     (0.38)    (0.78)    (0.83)    (0.75)    (0.87)    (0.86)
                                        -------    ------   -------   -------   -------   --------

NET ASSET VALUE - END OF PERIOD......   $ 12.76   $ 12.95   $ 13.08   $ 12.42   $ 13.48   $ 13.20
                                        =======   =======   =======   =======   =======   ========

TOTAL RETURN**.......................      1.48%     5.18%    12.41%  (  2.33)%    9.00%     9.58%



RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ***.......................      0.65%*    0.65%     0.65%     0.65%     0.65%     0.65%
  Net investment income..............      5.94%*    6.07%     6.56%     5.53%     5.65%     6.33%
Portfolio turnover rate..............    107.30%*   85.77%   116.40%    43.77%    24.22%    27.37%
Net assets at end of period (000
  omitted)...........................   $31,126   $31,777   $32,214   $31,721   $40,971   $30,152

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 FINANCIAL HIGHLIGHTS - CONTINUED
-----------------------------------------------------------------------------

                                 FOR THE SIX-MONTH
                                    PERIOD ENDED          FOR  THE FISCAL
                                     APRIL 30,         YEARS ENDED OCTOBER 31,
                                      1997+      1996      1995      1994
                                     -------    -------   -------   -------
MUNICIPAL INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF
  PERIOD..........................   $ 12.46    $ 12.49   $ 11.64   $ 12.50
                                     -------    -------   -------   -------

INVESTMENT OPERATIONS:
  Net investment income...........      0.27       0.55      0.54      0.49
  Net realized and unrealized gain
    (loss) on investments.........     (0.04)     (0.03)     0.85     (0.86)
                                     -------    -------   -------   -------

     Total from investment
       operations.................      0.23       0.52      1.39     (0.37)
                                     -------    -------   -------   -------

DISTRIBUTIONS:
  From net investment income......     (0.27)     (0.55)    (0.54)    (0.49)
                                     -------    -------   -------   -------

NET ASSET VALUE - END OF PERIOD...   $ 12.42    $ 12.46   $ 12.49   $ 11.64
                                     =======    =======   =======   =======

TOTAL RETURN**....................      1.88%      4.24%    12.23%    (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ****...................      0.75%*     0.75%     0.75%     0.75%
  Net investment income...........      4.41%*     4.41%     4.50%     4.13%
Portfolio turnover rate...........     15.34%*    15.91%    42.08%    21.95%
Net assets at end of period
  (000 omitted)...................   $16,717    $16,619   $16,570   $14,283

*      Annualized.
+      Unaudited.
** These results do not include a sales load. If the sales load had been included, the returns would have been lower. The total return figure for each Portfolio for the six-month period ended April 30,1997 has not been annualized.
*** Wilmington Trust Company ("WTC") waived a portion of its advisory fee for the six-month period ended April 30, 1997 and the fiscal years ended October 31, 1996, 1995, 1994, 1993 and 1992, and Rodney Square Management Corporation ("RSMC") waived a portion of its accounting services fee for the fiscal year ended October 31, 1992. If these expenses had been incurred by the Portfolio, the annualized ratio of the expenses to average daily net assets for the six-month period ended April 30, 1997 and the fiscal years ended October 31, 1996, 1995, 1994, 1993 and 1992, would have been 1.11%, 1.09%, 1.14%, 1.05%,
       1.06% and 1.24%, respectively.
**** WTC waived its entire advisory fee and RSMC waived a portion of its administration and accounting services fees for the six-month period ended April 30, 1997 and the fiscal years ended October 31, 1996, 1995, and 1994. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1997 and fiscal years ended October 31, 1996, 1995, and 1994, would have been 1.46%, 1.37%, 1.45% and
       1.62%,  respectively.

	   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated May 7, 1986, as last amended and restated on February 15, 1993, permits the Trustees to establish separate series or "Portfolios", each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into two Portfolios, the Diversified Income Portfolio and the Municipal Income Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Diversified Income Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities. The investment objective of the Municipal Income Portfolio is to seek a high level of income exempt from federal income tax consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by using the last reported sales price in the principal market where the securities are traded or if no sales are reported, the last reported bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income tax has been made. At October 31, 1996, the Diversified Income Portfolio and the Municipal Income Portfolio had net tax basis capital loss carryforwards to offset future capital gains of approximately $82,000 and $72,000, respectively, which will expire as follows:

                                            CAPITAL LOSS   EXPIRATION
                                            CARRY FORWARD     DATE
											-------------  ----------

          Diversified Income Portfolio.....   $82,000       10/31/03

          Municipal Income Portfolio.......     6,000       10/31/02
                                               45,000       10/31/03
                                               21,000       10/31/04


     INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions of net realized gains on investments, if any, by each Portfolio will be made annually in December.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------------------

     DEFERRED ORGANIZATION COSTS. Costs incurred by the Municipal Income Portfolio in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolio commenced operations.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3. INVESTMENT SECURITIES. During the six-month period ended April 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                                             DIVERSIFIED     MUNICIPAL
                                               INCOME         INCOME
											 ------------   ----------

          Purchases.....................     $15,491,691    $1,282,881
          Sales.........................      16,680,005     1,241,549

4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund, on behalf of each Portfolio, employs Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, to furnish investment advisory and other services to the Fund. Under WTC's Advisory Contract with the Fund, WTC acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund's Portfolios in accordance with each Portfolio's investment objective, policies and limitations. For its services under the Advisory Contract, the Fund pays WTC a monthly fee at the annual rate of 0.50% of the average daily net assets of each Portfolio of the Fund, excluding those assets invested in any money market mutual fund. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through February 1998. For the six-month period April 30, 1997, with respect to the Diversified Income Portfolio, WTC further voluntarily agreed to waive its fee or reimburse the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceed an annual rate of 0.65% of average daily net assets. These undertakings may be amended or rescinded at any time in the future.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------------------

     The following table summarizes the advisory fees for the six-month period ended April 30, 1997:

                                          GROSS ADVISORY    ADVISORY
                                               FEE         FEE WAIVER
										  --------------   ----------

          Diversified Income Portfolio.....   $78,606       $72,961
          Municipal Income Portfolio.......    42,005        42,005

     WTC also serves as Custodian of the assets of the Fund and does not receive any separate fees from the Fund for the performance of this service. Each Portfolio of the Fund reimburses WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of this service.

     Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, serves as Administrator, Transfer Agent and Dividend Paying Agent to the Fund under separate Administration and Transfer Agent Agreements with the Fund, each dated December 31, 1992. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The administration fee paid to RSMC by the Diversified Income Portfolio for the six-month period ended April 30, 1997 amounted to $12,577. RSMC waived its administration fee for the Municipal Income Portfolio for the six-month period ended April 30, 1997 amounting to $6,721. The Fund does not pay RSMC any separate fees for its services as Transfer Agent and Dividend Paying Agent for the Portfolios, as WTC assumes the cost of providing these services to the Portfolios. Each Portfolio reimburses RSMC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

     Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act to allow each of the Portfolios to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Portfolio of distribution expenses. The Trustees have authorized a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the six-month period ended April 30, 1997, such expenses amounted to $14,481 for the Diversified Income Portfolio and $10,318 for the Municipal Income Portfolio.

     RSMC determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For the six-month period ended April 30, 1997, RSMC's fees for accounting services amounted to $24,795 per Portfolio. RSMC waived $11,143 of the accounting services fee with respect to the Municipal Income Portfolio. The salaries and fees of all officers of the Fund, the Trustees who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates, and all personnel of the Fund, WTC, RSMC or RSD performing services related to research, statistical and investment activities are paid by WTC, RSMC, RSD or their affiliates. The fees and expenses of the "non-interested" Trustees for the six-month period ended April 30, 1997 amounted to $2,789 per Portfolio.

 THE RODNEY SQUARE STRATEGIC FIXED - INCOME FUND
-----------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-----------------------------------------------------------------------------

5.   FUND  SHARES. At April 30, 1997, there were an unlimited number of shares
     of  beneficial  interest  of $0.01 par value authorized.   The  following
     table summarizes the activity in shares of each Portfolio:

DIVERSIFIED INCOME PORTFOLIO

                                                            FOR THE
                             FOR THE SIX-MONTH PERIOD    FISCAL YEAR ENDED
                             ENDED APRIL 30, 1997+       OCTOBER 31, 1996
                             ------------------------  --------------------
                                  SHARES      AMOUNT    SHARES     AMOUNT
								  ------      ------    ------     ------

Shares sold ..................    58,529  $  759,869   332,967   $4,362,435
Shares issued to shareholders
   in reinvestment of
   distributions..............    29,474     379,642    66,445      859,172
Shares  redeemed..............  (103,104) (1,326,996) (408,911)  (5,251,019)
                                --------- ----------  --------   ----------

Net  decrease.................   (15,101) $ (187,485)   (9,499)  $  (29,412)
                                          ==========             ==========

Shares outstanding:
   Beginning of period........ 2,453,780             2,463,279
                               ---------             ---------

   End of period.............. 2,438,679             2,453,780
                               =========             =========

MUNICIPAL INCOME PORTFOLIO
                                                              FOR THE
                             FOR THE SIX-MONTH PERIOD    FISCAL YEAR ENDED
                              ENDED APRIL 30, 1997+       OCTOBER 31, 1996
							 ------------------------   --------------------

                                  SHARES   AMOUNT      SHARES      AMOUNT
								  ------   ------      ------      ------

Shares sold...................    55,078  $688,449     141,627   $1,762,290
Shares issued to shareholders
   in reinvestment of
   distributions..............    22,939   286,784      45,629      568,432
Shares redeemed...............   (66,164) (825,930)   (180,088)  (2,237,773)
                                 -------   -------     -------    ----------

Net increase..................    11,853  $149,303       7,168   $   92,949
                                          ========               ===========

Shares outstanding:
   Beginning of period........ 1,334,009             1,326,841
                               ---------             ---------
   End of period.............. 1,345,862             1,334,009
                               ---------             ---------
<FOOTNOTE>
+  Unaudited.
</FOOTNOTE>

[Outside cover -- divided into two sections]
[Left Section]                                    [Right Section]

TRUSTEES                                          THE RODNEY SQUARE
Eric Brucker                                      STRATEGIC
Fred L.Buckner                                    FIXED-INCOME
Robert J. Christian                               FUND
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS                                          [GRAPHIC - RSMC Logo]
Martin L. Klopping, PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
---------------------------------------------

ADMINISTRATOR AND                                 SEMI ANNUAL REPORT
TRANSFER AGENT                                    APRIL 30, 1997
Rodney Square Management Corporation
------------------------------------

INVESTMENT ADVISER
AND CUSTODIAN
Wilmington Trust Company
------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
--------------------------------

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
--------------------------

INDEPENDENT AUDITORS
Ernst & Young LLP
--------------------

THIS   REPORT IS SUBMITTED FOR  THE
GENERAL    INFORMATION    OF    THE
SHAREHOLDERS  OF  THE  FUND.    THE
REPORT   IS   NOT  AUTHORIZED   FOR
DISTRIBUTION     TO     PROSPECTIVE
INVESTORS   IN  THE   FUND   UNLESS
PRECEDED  OR  ACCOMPANIED   BY   AN
EFFECTIVE PROSPECTUS.

RS18  6/97